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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318

                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                   VALUE FUND


                                   Semiannual
                                     Report

                                     5/31/07


                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          25

Notes to Financial Statements                                                 33

Trustees, Officers and Service Providers                                      42

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13% during the same period.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and while U.S. economic growth has slowed, we believe that continuing growth at a slower rate appears to be more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control,

Letter

with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for investors generally will continue to be positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
--------------------------------------------------------------------------------

International stocks continued to rally through the first half of the Fund's fiscal year, which ended on May 31, 2007. With the momentum of growth shifting from the United States to Europe and many developing countries, the Fund's investments in these foreign markets posted healthy gains, as portfolio manager Christopher Smart discusses in the following interview. Mr. Smart is responsible for the Fund's day-to-day management and is supported by a team of portfolio managers and analysts.

Q: How did Pioneer International Value Fund perform during the six months ended May 31, 2007?

A: The Fund's Class A shares had a total return of 13.71% at net asset value for the six months. The portfolio benefited from its investments in Europe and emerging markets, particularly South Korea and Brazil. During the same period, the Fund's benchmark index, the Morgan Stanley Capital International (MSCI) All Country Free Index (excluding the United States), rose 15.1% while the average return for the 214 International Large-Cap Core funds in its Lipper category was 13.79%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    The Fund held several Japanese stocks that contributed positively to performance, such as land developer Mitsui Fudosan and steel producer JFE Holdings. However, there were a handful of companies that played a role in the portfolio's underperformance relative to its benchmark index and peer group. Nidec Corp., which makes small precision motors for computer hard disk drives, was hurt by the advent of NAND flash memory - an alternative technology. Profits for Kansai Electric Power were hurt by a temporary shutdown at its nuclear facilities. Finally, Mizuho Financial Group struggled in response to lower-than-expected loan demand across Japan. Despite these setbacks, we continue to see good potential

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    for growth in Japan, given the improvement in domestic spending and will keep a sharp eye on progress at these companies.

    Russia represented a much smaller weighting in the portfolio than Japan, but a few holdings there suffered in response to the deteriorating relationship between Russia and the West and concerns about the future profitability of oil companies there. Lukoil Holding fell as a result of declining oil prices and a rise in operating costs.

Q:  Why did European stocks contribute so strongly to performance?

A: Major European economies continued to expand, while corporations on the continent reported generally good profit growth, with many companies raising their stock dividend payments to shareholders. The improvement extended to Germany, which had lagged other European national economies in recent years. Inflationary pressures remained subdued, while short-term interest rates continued to be relatively moderate and liquidity in the capital markets remained favorable - even after the European Central Bank raised rates during the period. Heightened merger-and-acquisition activity and the presence of many private equity funds gave further support to the markets. The returns realized by U.S. investors in Europe were helped further as the euro gained in value against the U.S. dollar during the first part of 2007.

    In Germany, the industrial conglomerate Siemens experienced strong demand across most of its product divisions, which, in turn, gave it more pricing power in the markets that it serves. Against a backdrop of increased merger activity, another holding, ABN AMRO, saw its stock price climb sharply as it became a target of a bidding war by several European banks.

Q: espite a pullback in the spring of 2006 and a sharp decline this past February, the emerging markets performed quite well. What contributed to this momentum?

A: Emerging markets continued to build on the impressive rally that began in the fourth quarter of 2002. An extremely favorable environment of solid growth, stable interest rates, a strong appetite for risk among investors, and abundant liquidity in the world financial system have provided a firm foundation for performance. Developments within the asset class itself have

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                             (continued)
--------------------------------------------------------------------------------

    been equally positive. Fiscal restraint by emerging market governments has resulted in lower debt, falling interest rates and, in many cases, budget surpluses. On the corporate level, robust profit growth and the spread of shareholder-friendly management practices continue to be important themes. These developments, in turn, have led to increased confidence and rising participation among overseas investors. Robust economic growth has also contributed to the growth of a middle class - along with rising consumer spending - in countries that in the past relied heavily on exports to fuel their economies.

    The Fund's performance was especially helped by its exposure to South Korea and Brazil. South Korea has become the world's largest shipbuilder. Hyundai Heavy Industries, which more than doubled in price during the six-month reporting period, and Daewoo Heavy Industries were prime beneficiaries of surging global demand and are booking orders out three years for their ships. Unibanco, Brazil's third largest bank, is benefiting from a continued acceleration of consumer spending and growth in its credit card business and consumer lending operations. The Brazilian mining company CVRD climbed in response to strong iron ore, nickel and aluminum prices.

Q:  What is your outlook for the coming months?

A: We remain optimistic that growth in continental Europe, Japan and the emerging markets can offset much of the slowdown in the United States, at least as long as America's unemployment rate is subdued and wages are growing. While we do not expect European stock markets to repeat their robust results for 2005 and 2006, we continue to have a positive outlook. European stocks have remained reasonably priced, with very competitive dividends, even if earnings growth rates were to slow, as we expect. European equities have remained competitively valued compared to other asset classes, and the corporate sector generally seems to be in solid financial shape, with healthy cash flows, strong balance sheets and reasonable debt levels. We continue to see good potential for growth in Japan, given the improvement in domestic spending - a sign of rising consumer confidence. On the corporate level, companies have a lot of money on their balance sheets to invest in new factories and other infrastructure projects.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    There is always a degree of risk with investing in emerging markets, but we believe the long-term outlook remains favorable due to the continued improvements in its fundamental underpinnings. The rapid improvements in government finances, corporate governance practices, and political stability are all keys to the emerging markets' outperformance in recent years, and we expect that these improvements will continue in the years ahead. The result is that the asset class seems to be more resilient to external shocks than it has been in the past. In short, we believe the inevitable declines that periodically occur in emerging market stocks should not obscure the positive, longer-term story that continues to unfold.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                  26.9%
Industrials                                                                 16.3%
Consumer Discretionary                                                      12.1%
Energy                                                                       8.8%
Materials                                                                    8.0%
Consumer Staples                                                             7.7%
Health Care                                                                  6.1%
Telecommunication Services                                                   5.5%
Information Technology                                                       4.8%
Utilities                                                                    3.8%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Japan                                                                      24.7%
United Kingdom                                                             16.0%
France                                                                      9.5%
Germany                                                                     6.5%
Switzerland                                                                 5.2%
South Korea                                                                 5.2%
Australia                                                                   4.3%
Brazil                                                                      3.6%
Russia                                                                      2.8%
Mexico                                                                      2.4%
Singapore                                                                   2.3%
South Africa                                                                2.2%
United States                                                               2.0%
Belgium                                                                     1.8%
Netherlands                                                                 1.6%
Sweden                                                                      1.3%
Italy                                                                       1.2%
Ireland                                                                     1.1%
Taiwan                                                                      1.1%
People's Republic of China                                                  1.1%
Turkey                                                                      1.0%
Other (individually less than 1%)                                           3.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  Toyota Motor Co.                                                      2.47%
  2.  BNP Paribas SA                                                        2.04
  3.  Royal Bank of Scotland Group Plc                                      2.02
  4.  Royal Dutch Shell Plc                                                 2.01
  5.  CS Group                                                              1.92
  6.  Mitsubishi Corp.                                                      1.79
  7.  Mizuho Financial Group, Inc.                                          1.78
  8.  Hyundai Heavy Industries                                              1.68
  9.  Inmarsat Plc                                                          1.52
 10.  Eutelsat Communications                                               1.46

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class           5/31/07         11/30/06
-------          -------         --------
   A             $27.16           $23.98
   B             $24.74           $21.86
   C             $24.52           $21.64

 Class           2/1/07          11/30/06
 -----           ------          --------
   R             $24.92           $23.91

Distributions Per Share
--------------------------------------------------------------------------------

                               12/1/06 - 5/31/07
                               -----------------
                    Net
                Investment        Short-Term      Long-Term
 Class            Income        Capital Gains   Capital Gains
 -----            ------        -------------   -------------
   A             $0.0975          $  -           $  -
   B             $   -            $  -           $  -
   C             $   -            $  -           $  -

                               12/1/06 - 2/1/07
                               -----------------
 Class
 -----
   R             $0.0807          $  -           $  -

Pioneer International Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

---------------------------------------------------
Average Annual Total Returns
(As of May 31, 2007)
                        Net Asset   Public Offering
Period                 Value (NAV)    Price (POP)
10 Years                  3.73%          3.12%
5 Years                  14.01          12.66
1 Year                   25.48          18.25
---------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                          Gross           Net
                          1.79%          1.70%
---------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer
               International          MSCI ACWF
                Value Fund          ex U.S. Index
               ------------         -------------
5/97                9425                10000
5/99                8623                11202
5/01                7681                10964
5/03                5926                 9027
5/05                8278                14110
5/07               13599                23821

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index
(ACWF), excluding the U.S.

Average Annual Total Returns
(As of May 31, 2007)
-----------------------------------------------
                           If            If
Period                    Held         Redeemed
10 Years                  2.71%          2.71%
5 Years                  12.80          12.80
1 Year                   24.39          20.39
-----------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                          Gross           Net
                          2.76%          2.60%
-----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer
               International          MSCI ACWF
                Value Fund          ex U.S. Index
               ------------         -------------
5/97               10000                10000
5/99                8992                11202
5/01                7862                10964
5/03                5935                 9027
5/05                8094                14110
5/07               13062                23821

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index
(ACWF), excluding the U.S.

Average Annual Total Returns
(As of May 31, 2007)
-----------------------------------------------
                           If             If
Period                    Held         Redeemed
10 Years                  2.74%          2.74%
5 Years                  12.90          12.90
1 Year                   24.66          24.66
-----------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                          Gross           Net
                          2.54%          2.54%
-----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer
               International          MSCI ACWF
                Value Fund          ex U.S. Index
               ------------         -------------
5/97               10000                10000
5/99                9050                11202
5/01                7890                10964
5/03                5934                 9027
5/05                8099                14110
5/07               13108                23821

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on actual returns from December 1, 2006 through May 31, 2007**

Share Class                          A              B              C              R
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 12/1/06

Ending Account Value             $1,137.10      $1,131.80      $1,133.10      $1,047.00
(after expenses)
On 5/31/07**

Expenses Paid During Period*     $    9.06      $   13.82      $   12.71      $    3.50

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.60%, 2.39%, and 1.98% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period) (63/365 for Class R shares).
** 2/1/07 for Class R Shares.

Pioneer International Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2006 through May 31, 2007**

Share Class                          A              B              C              R
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 12/1/06

Ending Account Value             $1,016.45      $1,011.97      $1,013.01      $1,005.21
(after expenses)
On 5/31/07**

Expenses Paid During Period*     $    8.55      $   13.04      $   11.99      $    3.43

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.60%, 2.39%, and 1.98% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period) (63/365 for Class R shares).

** 2/1/07 for Class R Shares.

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                Value
               PREFERRED STOCKS - 1.5%
               Automobiles & Components - 0.8%
               Automobile Manufacturers - 0.8%
      700      Porsche AG                                         $  1,237,156
                                                                  ------------
               Total Automobiles & Components                     $  1,237,156
                                                                  ------------
               Utilities - 0.7%
               Multi-Utilities - 0.7%
   11,400      RWE AG                                             $  1,212,157
                                                                  ------------
               Total Utilities                                    $  1,212,157
                                                                  ------------
               TOTAL PREFERRED STOCKS
               (Cost $1,701,951)                                  $  2,449,313
                                                                  ------------
               COMMON STOCKS - 96.3%
               Energy - 8.7%
               Integrated Oil & Gas - 6.7%
   39,800      Gazprom (A.D.R.)*                                  $  1,452,700
   20,100      Lukoil Holding (A.D.R.)                               1,508,053
   19,883      Petrobras Brasileiro (A.D.R.)                         1,906,382
   42,756      Repsol SA                                             1,566,343
   88,300      Royal Dutch Shell Plc                                 3,287,289
   53,700      Statoil ASA*(c)                                       1,463,283
                                                                  ------------
                                                                  $ 11,184,050
                                                                  ------------
               Oil & Gas Equipment & Services - 0.6%
   12,400      Technip                                            $    962,133
                                                                  ------------
               Oil & Gas Exploration & Production - 1.1%
1,919,300      CNOOC, Ltd.                                        $  1,808,550
                                                                  ------------
               Oil & Gas Refining & Marketing - 0.3%
    5,500      Petroplus Holdings AG*                             $    509,718
                                                                  ------------
               Total Energy                                       $ 14,464,451
                                                                  ------------
               Materials - 7.9%
               Construction Materials - 2.3%
   19,195      CRH Plc                                            $    932,842
   20,400      Holcim, Ltd. (c)                                      2,256,869
    3,700      Lafarge Br (c)                                          640,511
                                                                  ------------
                                                                  $  3,830,222
                                                                  ------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
              Diversified Chemical - 0.4%
 234,500      UBE Industries, Ltd.*                              $    713,562
                                                                 ------------
              Diversified Metals & Mining - 4.9%
  84,685      Broken Hill Proprietary Co., Ltd.                  $  2,227,610
  53,600      Companhia Vale do Rio Doce (A.D.R.) (c)               2,057,168
  64,000      Dowa Mining Co., Ltd.*                                  615,152
  24,121      Freeport-McMoRan Copper & Gold, Inc. (Class B)        1,898,323
  17,461      Rio Tinto Plc                                         1,269,175
                                                                 ------------
                                                                 $  8,067,428
                                                                 ------------
              Steel - 0.3%
 109,800      Godo Steel, Ltd.*                                  $    505,351
                                                                 ------------
              Total Materials                                    $ 13,116,563
                                                                 ------------
              Capital Goods - 13.6%
              Building Products - 0.5%
   7,070      Compagnie de Saint Gobain                          $    775,530
                                                                 ------------
              Construction & Engineering - 0.3%
  27,500      Chiyoda Corp.*                                     $    556,606
                                                                 ------------
              Construction & Farm Machinery & Heavy Trucks - 4.2%
  46,345      Daewoo Heavy Industries & Machinery, Ltd.          $  2,295,811
   7,977      Hyundai Heavy Industries*                             2,737,010
  74,200      Komatsu, Ltd.*                                        1,985,136
                                                                 ------------
                                                                 $  7,017,957
                                                                 ------------
              Electrical Component & Equipment - 1.7%
   9,400      Schneider Electric SA                              $  1,357,470
 103,300      Sumitomo Electric                                     1,567,339
                                                                 ------------
                                                                 $  2,924,809
                                                                 ------------
              Industrial Conglomerates - 2.9%
 269,000      Keppel Corp.                                       $  1,944,529
 116,400      Hutchinson Whampoa, Ltd.                              1,127,468
  13,289      Siemens                                               1,750,783
                                                                 ------------
                                                                 $  4,822,780
                                                                 ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                 Value
              Industrial Machinery - 1.5%
  39,900      AB SKF                                              $    856,988
   8,200      Fanuc, Ltd.*                                             787,240
  51,300      Nabtesco Corp.*                                          726,788
  39,900      AB SKF*                                                   57,559
                                                                  ------------
                                                                  $  2,428,575
                                                                  ------------
              Trading Companies & Distributors - 2.5%
 119,100      Mitsubishi Corp.*                                   $  2,915,750
  51,400      Wolsely                                                1,333,461
                                                                  ------------
                                                                  $  4,249,211
                                                                  ------------
              Total Capital Goods                                 $ 22,775,468
                                                                  ------------
              Commercial Services & Supplies - 0.3%
              Office Services & Supplies - 0.3%
  32,800      Corporate Express*                                  $    428,202
                                                                  ------------
              Total Commercial Services & Supplies                $    428,202
                                                                  ------------
              Transportation - 1.9%
              Air Freight & Couriers - 0.7%
   3,800      Panalpina Welttransport Holding AG                  $    743,918
   8,526      TNT NV                                                   377,467
                                                                  ------------
                                                                  $  1,121,385
                                                                  ------------
              Railroads - 1.2%
     273      East Japan Railway Co.*                             $  2,115,874
                                                                  ------------
              Total Transportation                                $  3,237,259
                                                                  ------------
              Automobiles & Components - 3.9%
              Automobile Manufacturers - 3.4%
  16,600      Hyundai Motor Co., Ltd.                             $  1,174,422
 108,000      Isuzu Motors, Ltd.*                                      530,111
  67,000      Toyota Motor Co.*                                      4,036,532
                                                                  ------------
                                                                  $  5,741,065
                                                                  ------------
              Tires & Rubber - 0.5%
   5,500      Continental AG (c)                                  $    777,990
                                                                  ------------
              Total Automobiles & Components                      $  6,519,055
                                                                  ------------


  The accompanying notes are an integral part of these financial statements. 17

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

 Shares                                                                  Value
             Consumer Durables & Apparel - 2.6%
             Apparel, Accessories & Luxury Goods - 0.3%
  8,220      Adidas-Salomon AG                                    $    524,765
                                                                  ------------
             Consumer Electronics - 1.6%
 52,300      Matsushita Electric Industrial Co., Ltd.*            $  1,107,787
 18,400      Sony Corp.*                                             1,061,366
 10,500      TomTom NV*(c)                                             479,351
                                                                  ------------
                                                                  $  2,648,504
                                                                  ------------
             Homebuilding - 0.7%
 42,300      Persimmon Plc                                        $  1,144,303
                                                                  ------------
             Total Consumer Durables & Apparel                    $  4,317,572
                                                                  ------------
             Consumer Services - 0.4%
             Hotels, Resorts & Cruise Lines - 0.4%
 12,400      Carnival Corp.                                       $    625,456
                                                                  ------------
             Total Consumer Services                              $    625,456
                                                                  ------------
             Media - 2.0%
             Broadcasting & Cable Television - 1.4%
 95,900      Eutelsat Communications                              $  2,387,756
                                                                  ------------
             Movies & Entertainment - 0.6%
 22,900      Vivendi SA                                           $    997,925
                                                                  ------------
             Total Media                                          $  3,385,681
                                                                  ------------
             Retailing - 2.1%
             Apparel Retail - 1.2%
349,800      Truworths International, Ltd.                        $  2,038,199
                                                                  ------------
             Department Stores - 0.9%
  4,000      Pinault-Printemps Redoute*(c)                        $    730,281
 72,100      The Daimaru*(c)                                           802,169
                                                                  ------------
                                                                  $  1,532,450
                                                                  ------------
             Total Retailing                                      $  3,570,649
                                                                  ------------
             Food & Drug Retailing - 1.6%
             Drug Retail - 0.6%
 44,900      Alliance Boots Plc                                   $  1,001,360
                                                                  ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                  Value
              Food Retail - 1.0%
180,400       Tesco Plc                                           $  1,639,210
                                                                  ------------
              Total Food & Drug Retailing                         $  2,640,570
                                                                  ------------
              Food, Beverage & Tobacco - 5.3%
              Brewers - 1.9%
  9,700       Inbev NV                                            $    817,299
 93,500       KIRIN Brewery Co., Ltd.*                               1,448,899
 36,600       South African Breweries Plc                              867,511
                                                                  ------------
                                                                  $  3,133,709
                                                                  ------------
              Distillers & Vintners - 0.6%
 57,900       C&C Group Plc                                       $    963,957
                                                                  ------------
              Packaged Foods & Meats - 1.1%
 47,400       Ajinomoto Co., Inc.*                                $    547,088
 43,000       Unilever NV                                            1,283,086
                                                                  ------------
                                                                  $  1,830,174
                                                                  ------------
              Soft Drinks - 1.0%
 42,900       Fomento Economico Mexicano SA de C.V.               $  1,709,136
                                                                  ------------
              Tobacco - 0.7%
 37,200       British American Tobacco Plc                        $  1,260,067
                                                                  ------------
              Total Food, Beverage & Tobacco                      $  8,897,043
                                                                  ------------
              Household & Personal Products - 0.7%
              Household Products - 0.7%
 19,800       Kao Corp.*                                          $    547,877
 10,400       Reckitt Benckiser Plc                                    565,658
                                                                  ------------
                                                                  $  1,113,535
                                                                  ------------
              Total Household & Personal Products                 $  1,113,535
                                                                  ------------
              Health Care Equipment & Services - 1.1%
              Health Care Equipment - 0.5%
  5,800       Synthes, Inc.                                       $    723,393
                                                                  ------------
              Health Care Services - 0.2%
  2,600       Fresenius Medical Care AG                           $    381,590
                                                                  ------------
              Health Care Technology - 0.4%
 26,200       Agfa Gevaert NV (c)                                 $    684,382
                                                                  ------------
              Total Health Care Equipment & Services              $  1,789,365
                                                                  ------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                 Value
              Pharmaceuticals & Biotechnology - 4.9%
              Pharmaceuticals - 4.9%
  24,288      Astrazeneca Plc                                     $  1,290,572
  26,500      Bristol-Myers Squibb Co.                                 803,215
  73,200      Daiichi Sankyo Co., Ltd.*                              2,011,806
  10,334      Roche Holdings AG                                      1,894,421
  32,400      Shionogi & Co., Ltd.*                                    556,010
  13,582      Shire Pharmaceuticals Group Plc (A.D.R.)                 947,345
  11,400      UCB SA (c)                                               666,568
                                                                  ------------
                                                                  $  8,169,937
                                                                  ------------
              Total Pharmaceuticals & Biotechnology               $  8,169,937
                                                                  ------------
              Banks - 16.7%
              Diversified Banks - 16.7%
 108,149      Barclays Plc                                        $  1,546,321
  27,445      BNP Paribas SA (c)                                     3,331,339
  45,600      Commonwealth Bank of Australia                         2,090,118
 112,492      Development Bank of Singapore, Ltd.                    1,787,317
  22,700      Dexia (c)                                                728,652
 158,700      Intesa Sanpaolo                                        1,210,210
  17,773      Kookmin Bank (A.D.R.)*(c)                              1,606,501
       -      Mitsubishi UFJ Financial Group, Inc.                       4,378
     412      Mizuho Financial Group, Inc.                           2,911,242
  38,000      National Australia Bank, Ltd.*                         1,337,334
 264,941      Royal Bank of Scotland Group Plc                       3,295,589
   7,948      Societe Generale                                       1,548,932
 110,100      Standard Bank Group, Ltd.                              1,625,695
 353,361      Turkiye Is Bankasi (Isbank)                            1,645,938
  16,700      Uniao de Bancos Brasileiros SA (Unibanco)
                (G.D.R.) (144A)                                      1,875,577
  63,100      Westpac Banking Corp.                                  1,364,570
                                                                  ------------
                                                                  $ 27,909,713
                                                                  ------------
              Total Banks                                         $ 27,909,713
                                                                  ------------
              Diversified Financials - 4.2%
              Asset Management & Custody Banks - 0.4%
  53,400      Man Group Plc                                       $    621,291
                                                                  ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                 Value
              Diversified Capital Markets - 2.6%
  41,221      CS Group (c)                                        $  3,135,290
   8,000      Deutsche Bank AG (c)                                   1,217,288
                                                                  ------------
                                                                  $  4,352,578
                                                                  ------------
              Investment Banking & Brokerage - 1.2%
 100,800      Nomura Securites Co., Ltd.*                         $  2,071,500
                                                                  ------------
              Total Diversified Financials                        $  7,045,369
                                                                  ------------
              Insurance - 3.5%
              Multi-Line Insurance - 2.6%
   8,200      Allianz AG                                          $  1,820,867
  52,900      Aviva Plc                                                835,398
  39,365      AXA                                                    1,721,683
                                                                  ------------
                                                                  $  4,377,948
                                                                  ------------
              Property & Casualty Insurance - 0.9%
 114,305      Mitsui Sumitomo Insurance Co.*                      $  1,425,069
                                                                  ------------
              Total Insurance                                     $  5,803,017
                                                                  ------------
              Real Estate - 1.9%
              Real Estate Management & Development - 1.9%
     162      Kenedix, Inc.*                                      $    694,931
  51,701      Mitsui Fudosan Co.*                                    1,623,728
  21,800      Nomura Real Estate Holdings*                             799,832
                                                                  ------------
                                                                  $  3,118,491
                                                                  ------------
              Total Real Estate                                   $  3,118,491
                                                                  ------------
              Software & Services - 0.6%
              Application Software - 0.3%
 112,000      The Sage Group Plc                                  $    556,403
                                                                  ------------
              IT Consulting & Other Services - 0.3%
   7,100      Atos Origin*                                        $    437,120
                                                                  ------------
              Total Software & Services                           $    993,523
                                                                  ------------
              Technology Hardware & Equipment - 2.3%
              Communications Equipment - 0.8%
 320,700      Ericsson LM Tel Sur B                               $  1,218,191
                                                                  ------------
              Computer Hardware - 0.3%
  71,100      Toshiba Corp.*                                      $    534,057
                                                                  ------------


 The accompanying notes are an integral part of these financial statements.   21

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

 Shares                                                                  Value
             Electronic Equipment & Instruments - 0.3%
  8,700      Nidec Corp.*                                         $    530,393
                                                                  ------------
             Office Electronics - 0.9%
 25,500      Canon, Inc.                                          $  1,497,791
                                                                  ------------
             Total Technology Hardware & Equipment                $  3,780,432
                                                                  ------------
             Semiconductors - 1.8%
             Semiconductor Equipment - 0.7%
 16,800      Tokyo Electron, Ltd.                                 $  1,213,876
                                                                  ------------
             Semiconductors - 1.1%
124,960      Hon Hai Precision Industry (G.D.R.)                  $  1,836,875
                                                                  ------------
             Total Semiconductors                                 $  3,050,751
                                                                  ------------
             Telecommunication Services - 5.4%
             Alternative Carriers - 1.5%
309,700      Inmarsat Plc                                         $  2,486,253
                                                                  ------------
             Integrated Telecommunication Services - 0.2%
 54,700      Telekomunikacja Polska SA                            $    404,790
                                                                  ------------
             Wireless Telecommunication Services - 3.7%
 35,700      America Movil (A.D.R.)                               $  2,161,637
    111      KDDI Corp.*                                               952,499
 31,306      Mobile Telesystems (A.D.R.)*                            1,696,159
408,400      Vodafone Group Plc                                      1,282,621
                                                                  ------------
                                                                  $  6,092,916
                                                                  ------------
             Total Telecommunication Services                     $  8,983,959
                                                                  ------------
             Utilities - 2.9%
             Electric Utilities - 2.0%
  9,049      E.On AG                                              $  1,486,978
 66,200      Enel S.p.A.*                                              753,205
 45,200      Kansai Electric Power Co.*                              1,135,074
                                                                  ------------
                                                                  $  3,375,257
                                                                  ------------
             Multi-Utilities - 0.9%
 57,500      National Grid Plc*                                   $    890,297
 12,300      Suez Lyonnaise des Eaux                                   707,739
                                                                  ------------
                                                                  $  1,598,036
                                                                  ------------
             Total Utilities                                      $  4,973,293
                                                                  ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
               TOTAL COMMON STOCKS
               (Cost $123,706,994)                                $160,709,354
                                                                  ------------
               RIGHTS/WARRANTS - 0.0%
               Food, Beverage & Tobacco - 0.0%
               Packaged Foods & Meats - 0.1%
   43,000      Unilever NV Rights, Exp. 6/21/07*                  $          -
                                                                  ------------
               TOTAL RIGHTS/WARRANTS
               (Cost $0)                                          $          -
                                                                  ------------
               TEMPORARY CASH INVESTMENTS - 11.8%
               Time Deposits - 11.8%
6,084,966      Dresdner Bank AG                                   $  6,084,966
5,709,595      Rabobank Nederland N.V.                               5,709,595
7,961,823      Royal Bank of Canada                                  7,961,823
                                                                  ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $19,756,384)                                 $ 19,756,384
                                                                  ------------
               TOTAL INVESTMENT IN SECURITIES - 109.6%
               (Cost $145,165,329) (a) (b)                        $182,915,051
                                                                  ------------
               OTHER ASSETS AND LIABILITIES - (9.6)%     )        $(15,978,614)
                                                                  ------------
               TOTAL NET ASSETS - 100.0%                          $166,936,437
                                                                  ============

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2007, the value of these securities amounted to $1,875,577 or 1.1% of total net assets.

(a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $145,686,264 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $39,223,489
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value            (1,994,702)
                                                                   -----------
         Net unrealized gain                                       $37,228,787
                                                                   ===========


 The accompanying notes are an integral part of these financial statements.   23

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

         Japan                                                            24.7%
         United Kingdom                                                   16.0
         France                                                            9.5
         Germany                                                           6.5
         Switzerland                                                       5.2
         South Korea                                                       5.2
         Australia                                                         4.3
         Brazil                                                            3.6
         Russia                                                            2.8
         Mexico                                                            2.4
         Singapore                                                         2.3
         South Africa                                                      2.2
         United States                                                     2.0
         Belgium                                                           1.8
         Netherlands                                                       1.6
         Sweden                                                            1.3
         Italy                                                             1.2
         Ireland                                                           1.1
         Taiwan                                                            1.1
         People's Republic of China                                        1.1
         Turkey                                                            1.0
         Other (individually less than 1%)                                 3.1
                                                                       -----
                                                                       100.0%
                                                                       =====

(c)      At May 31, 2007, the following securities were out on loan:

         Shares     Security                                             Value
         25,900     Agfa Gevaert NV                                $   676,508
         22,300     BNP Paribas SA                                   2,706,774
         53,064     Companhia Vale do Rio Doce (A.D.R.)              2,036,596
          5,400     Continental AG                                     763,830
         40,800     CS Group                                         3,103,248
         56,900     The Daimaru*                                       633,297
          7,900     Deutsche Bank AG                                 1,202,064
          7,200     Dexia                                              231,120
         20,100     Holcim, Ltd.                                     2,223,663
         17,595     Kookmin Bank (A.D.R.)*                           1,590,412
          3,600     Lafarge Br                                         623,196
          3,900     Pinault-Printemps Redoute*                         712,023
         53,100     Statoil ASA*                                     1,446,975
         10,200     TomTom NV*                                         465,630
         11,200     UCB SA                                             654,864
                                                                   -----------
                    Total                                          $19,070,200
                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $65,889,280 and $91,582,673, respectively.


24  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $19,070,200) (cost $145,165,329)                               $182,915,051
  Cash                                                                1,778,272
  Foreign currencies, at value (cost $709,326)                          712,075
  Receivables -
    Investment securities sold                                        1,898,181
    Fund shares sold                                                     36,924
    Dividends, interest and foreign taxes withheld                      856,319
  Other                                                                  61,858
                                                                   -------------
     Total assets                                                  $188,258,680
                                                                   -------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $  1,142,040
    Fund shares repurchased                                             201,385
    Forward foreign currency settlement contracts, net                    2,795
    Upon return of securities loaned                                 19,756,384
  Due to affiliates                                                     157,199
  Accrued expenses                                                       62,440
                                                                   -------------
     Total liabilities                                             $ 21,322,243
                                                                   -------------
NET ASSETS:
  Paid-in capital                                                  $156,539,277
  Undistributed net investment income                                 1,001,945
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (28,353,203)
  Net unrealized gain on investments                                 37,749,722
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                           (1,304)
                                                                   -------------
     Total net assets                                              $166,936,437
                                                                   =============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $138,953,027/5,116,129 shares)                 $      27.16
                                                                   =============
  Class B (based on $15,288,554/618,019 shares)                    $      24.74
                                                                   =============
  Class C (based on $12,694,856/517,789 shares)                    $      24.52
                                                                   =============
MAXIMUM OFFERING PRICE:
  Class A ($27.16 [divided by] 94.25%)                             $      28.82
                                                                   =============


 The accompanying notes are an integral part of these financial statements.   25

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $295,204)       $2,371,750
  Interest                                                        71,170
  Income from securities loaned, net                              42,620
                                                              -----------
     Total investment income                                                     $ 2,485,540
                                                                                 -----------
EXPENSES:
  Management fees                                             $  687,499
  Transfer agent fees and expenses
   Class A                                                       335,022
   Class B                                                        47,095
   Class C                                                        23,555
   Class R                                                         1,147
  Distribution fees
   Class A                                                       155,215
   Class B                                                        74,695
   Class C                                                        59,179
   Class R                                                           474
  Administrative reimbursements                                   18,198
  Custodian fees                                                  47,231
  Registration fees                                                6,060
  Professional fees                                               29,788
  Printing expense                                                18,335
  Fees and expenses of nonaffiliated trustees                        789
  Miscellaneous                                                   10,059
                                                              -----------
     Total expenses                                                              $ 1,514,341
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                             (15,821)
     Less fees paid indirectly                                                       (15,227)
                                                                                 -----------
     Net expenses                                                                $ 1,483,293
                                                                                 -----------
       Net investment income                                                     $ 1,002,247
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                $14,242,268
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies               (32,145)        $14,210,123
                                                              -----------        -----------
  Change in net unrealized gain on:
   Investments                                                $5,615,151
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies               (20,987)        $ 5,594,164
                                                              -----------        -----------
  Net gain on investments and foreign currency transactions                      $19,804,287
                                                                                 -----------
  Net increase in net assets resulting from operations                           $20,806,534
                                                                                 ===========


26  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                               Six Months
                                                             Ended 5/31/07       Year Ended
                                                              (unaudited)         11/30/06
FROM OPERATIONS:
Net investment income                                        $   1,002,247     $     648,669
Net realized gain on investments and foreign currency
  transactions                                                  14,210,123        29,168,734
Change in net unrealized gain on investments and
  foreign currency transactions                                  5,594,164         7,533,538
                                                             -------------     -------------
    Net increase in net assets resulting from operations     $  20,806,534     $  37,350,941
                                                             -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.10 and $0.06 per share, respectively)        $    (539,538)    $    (422,171)
    Class R ($0.08 and $0.05 per share, respectively)               (1,837)             (800)
                                                             -------------     -------------
     Total distributions to shareowners                      $    (541,375)    $    (422,971)
                                                             -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  11,705,415     $  28,688,301
Reinvestment of distributions                                      458,641           343,522
Cost of shares repurchased                                     (35,004,075)      (48,210,085)
Redemption fees                                                          -             6,258
                                                             -------------     -------------
    Net decrease in net assets resulting from
     Fund share transactions                                 $ (22,840,019)    $ (19,172,004)
                                                             -------------     -------------
    Net increase (decrease) in net assets                    $  (2,574,860)    $  17,755,966
NET ASSETS:
Beginning of period                                            169,511,297       151,755,331
                                                             -------------     -------------
End of period                                                $ 166,936,437     $ 169,511,297
                                                             =============     =============
Undistributed net investment income                          $   1,001,945     $     541,073
                                                             =============     =============


 The accompanying notes are an integral part of these financial statements.   27

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares      '06 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                           327,091    $   8,231,008         873,460    $  19,136,281
Reinvestment of distributions          18,607          456,827          16,934          342,739
Redemption fees                             -                -               -            6,117
Less shares repurchased            (1,176,867)     (29,283,304)     (1,672,704)     (36,591,466)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (831,169)   $ (20,595,469)       (782,310)   $ (17,106,329)
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                            78,703    $   1,804,247         238,751    $   4,800,775
Redemption fees                             -                -               -              121
Less shares repurchased              (159,803)      (3,644,577)       (351,778)      (7,027,253)
                                   ----------    -------------      ----------    -------------
    Net decrease                      (81,100)   $  (1,840,330)       (113,027)   $  (2,226,357)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                            72,952    $   1,646,999         223,709    $   4,436,906
Redemption fees                             -                -               -               20
Less shares repurchased               (64,919)      (1,477,714)       (224,137)      (4,423,235)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)             8,033    $     169,285            (428)   $      13,691
                                   ==========    =============      ==========    =============
CLASS R
Shares sold                               955    $      23,161          14,801    $     314,339
Reinvestment of distributions              74            1,814              39              783
Less shares repurchased               (24,166)        (598,480)         (7,410)        (168,131)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)           (23,137)   $    (573,505)          7,430    $     146,991
                                   ==========    =============      ==========    =============


28  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             5/31/07    Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
CLASS A                                                    (unaudited)   11/30/06    11/30/05     11/30/04    11/30/03    11/30/02
Net asset value, beginning of period                         $ 23.98      $ 19.08     $ 16.76     $  13.72    $  11.86    $  13.30
                                                             -------      -------     -------     --------    --------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $  0.19      $  0.12     $  0.12     $   0.04    $   0.01    $  (0.01)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                             3.09         4.84        2.20         3.00        1.85       (1.43)
                                                             -------      -------     -------     --------    --------    --------
  Net increase (decrease) from investment operations         $  3.28      $  4.96     $  2.32     $   3.04    $   1.86    $  (1.44)
Distributions to shareowners:
 Net investment income                                         (0.10)       (0.06)          -            -           -           -
                                                             -------      -------     -------     --------    --------    --------
Redemption fee                                               $     -      $     -(a)  $     -(a)  $      -    $      -    $      -
                                                             -------      -------     -------     --------    --------    --------
Net increase (decrease) in net asset value                   $  3.18      $  4.90     $  2.32     $   3.04    $   1.86    $  (1.44)
                                                             -------      -------     -------     --------    --------    --------
Net asset value, end of period                               $ 27.16      $ 23.98     $ 19.08     $  16.76    $  13.72    $  11.86
                                                             =======      =======     =======     ========    ========    ========
Total return*                                                  13.71%       26.07%      13.84%       22.16%      15.68%     (10.83)%
Ratio of net expenses to average net assets+                    1.72%**      1.71%       1.70%        1.82%       2.36%       2.18%
Ratio of net investment income (loss) to average net assets+    1.35%**      0.52%       0.61%        0.28%       0.08%      (0.15)%
Portfolio turnover rate                                           82%**        98%        111%         122%        101%         34%
Net assets, end of period (in thousands)                     $138,953     $142,645    $128,426    $125,880    $107,260    $100,287
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   1.74%**      1.79%       1.88%        1.99%       2.35%       2.17%
 Net investment income (loss)                                   1.33%**      0.44%       0.43%        0.11%       0.09%      (0.14)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.70%**      1.70%       1.70%        1.82%       2.36%       2.18%
 Net investment income (loss)                                   1.37%**      0.53%       0.61%        0.28%       0.08%      (0.15)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.    29

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             5/31/07    Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
CLASS B                                                    (unaudited)   11/30/06    11/30/05    11/30/04    11/30/03     11/30/02
Net asset value, beginning of period                         $ 21.86      $ 17.49     $ 15.49     $ 12.86     $ 11.25    $   12.76
                                                             -------      -------     -------     -------     -------    ---------
Increase (decrease) from investment operations:
 Net investment gain (loss)                                  $  0.06      $ (0.07)    $ (0.04)    $ (0.15)    $ (0.15)   $   (0.62)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                             2.82         4.44        2.04        2.78        1.76        (0.89)
                                                             -------      -------     -------     -------     -------    ---------
  Net increase (decrease) from investment operations         $  2.88      $  4.37     $  2.00     $  2.63     $  1.61    $   (1.51)
                                                             -------      -------     -------     -------     -------    ---------
Redemption fee                                               $     -      $     -(a)  $     -(a)  $     -     $     -    $       -
                                                             -------      -------     -------     -------     -------    ---------
Net increase (decrease) in net asset value                   $  2.88      $  4.37     $  2.00     $  2.63     $  1.61    $   (1.51)
                                                             -------      -------     -------     -------     -------    ---------
Net asset value, end of period                               $ 24.74      $ 21.86     $ 17.49     $ 15.49     $ 12.86    $   11.25
                                                             =======      =======     =======     =======     =======    =========
Total return*                                                  13.18%       24.99%      12.91%      20.45%      14.31%      (11.83)%
Ratio of net expenses to average net assets+                    2.63%**      2.62%       2.57%       3.15%       3.55%        3.13%
Ratio of net investment income (loss) to average net assets+    0.42%**     (0.41)%     (0.25)%     (1.04)%     (1.12)%      (1.08)%
Portfolio turnover rate                                           82%**        98%        111%        122%        101%          34%
Net assets, end of period (in thousands)                     $15,289      $15,282     $14,205     $14,051     $14,138    $  16,861
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   2.64%**      2.76%       2.96%       3.14%       3.54%        3.12%
 Net investment income (loss)                                   0.41%**     (0.55)%     (0.64)%     (1.03)%     (1.11)%      (1.07)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   2.60%**      2.60%       2.56%       3.15%       3.55%        3.13%
 Net investment income (loss)                                   0.45%**     (0.39)%     (0.24)%     (1.04)%     (1.12)%      (1.08)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.


30    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              5/31/07    Year Ended Year Ended  Year Ended  Year Ended   Year Ended
CLASS C                                                     (unaudited)   11/30/06   11/30/05    11/30/04    11/30/03     11/30/02
Net asset value, beginning of period                          $ 21.64      $ 17.30    $ 15.32     $ 12.71     $ 11.11    $   12.61
                                                              -------      -------    -------     -------     -------    ---------
Increase (decrease) from investment operations:
 Net investment gain (loss)                                   $  0.08      $ (0.06)   $ (0.04)    $ (0.12)    $ (0.11)   $   (0.53)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              2.80         4.40       2.02        2.73        1.71        (0.97)
                                                              -------      -------    -------     -------     -------    ---------
  Net increase (decrease) from investment operations          $  2.88      $  4.34    $  1.98     $  2.61     $  1.60    $   (1.50)
                                                              -------      -------    -------     -------     -------    ---------
Redemption fee                                                $     -      $     -(a) $     -(a)  $     -     $     -    $       -
                                                              -------      -------    -------     -------     -------    ---------
Net increase (decrease) in net asset value                    $  2.88      $  4.34    $  1.98     $  2.61     $  1.60    $   (1.50)
                                                              -------      -------    -------     -------     -------    ---------
Net asset value, end of period                                $ 24.52      $ 21.64    $ 17.30     $ 15.32     $ 12.71    $   11.11
                                                              =======      =======    =======     =======     =======    =========
Total return*                                                   13.31%       25.09%     12.92%      20.54%      14.40%      (11.90)%
Ratio of net expenses to average net assets+                     2.41%**      2.54%      2.57%       3.12%       3.41%        3.32%
Ratio of net investment income (loss) to average net assets+     0.73%**     (0.35)%    (0.26)%     (1.00)%     (0.96)%      (1.21)%
Portfolio turnover rate                                            82%**        98%       111%        122%        101%          34%
Net assets, end of period (in thousands)                      $12,695      $11,030    $ 8,826     $ 6,872     $ 4,403    $   3,859
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    2.41%**      2.54%      2.79%       3.12%       3.40%        3.31%
 Net investment income (loss)                                    0.73%**     (0.35)%    (0.48)%     (1.00)%     (0.96)%      (1.20)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    2.39%**      2.53%      2.57%       3.12%       3.41%        3.32%
 Net investment income (loss)                                    0.75%**     (0.33)%    (0.26)%     (1.00)%     (0.96)%      (1.21)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.


The accompanying notes are an integral part of these financial statements.    31

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               12/1/06
                                                                  to                                                4/1/03 (a)
                                                               2/1/07 (c)   Year Ended   Year Ended   Year Ended        to
CLASS R                                                       (unaudited)    11/30/06     11/30/05     11/30/04      11/30/03
Net asset value, beginning of period                            $23.91         $19.07       $16.79       $13.76        $10.54
                                                                ------         ------       ------       ------        ------
Increase from investment operations:
 Net investment income                                          $ 0.13         $ 0.03       $ 0.06       $ 0.02        $ 0.02
 Net realized and unrealized gain on investments and
  foreign currency transactions                                   0.96           4.86         2.22         3.01          3.20
                                                                ------         ------       ------       ------        ------
  Net increase from investment operations                       $ 1.09         $ 4.89       $ 2.28       $ 3.03        $ 3.22
                                                                ------         ------       ------       ------        ------
Distributions to shareowners:
 Net investment income                                          $(0.08)        $(0.05)      $    -       $    -        $    -
                                                                ------         ------       ------       ------        ------
Redemption fee                                                  $    -         $    -(b)    $    -       $    -        $    -
                                                                ------         ------       ------       ------        ------
Net increase in net asset value                                 $ 1.01         $ 4.84       $ 2.28       $ 3.03        $ 3.22
                                                                ------         ------       ------       ------        ------
Net asset value, end of period                                  $24.92         $23.91       $19.07       $16.79        $13.76
                                                                ======         ======       ======       ======        ======
Total return*                                                     4.70%         25.70%       13.58%       22.02%        30.55%***
Ratio of net expenses to average net assets+                      2.01%**        1.95%        1.89%        1.93%         2.23%**
Ratio of net investment income (loss) to average net assets+     (1.29)%**       0.18%        0.40%        0.17%         3.87%**
Portfolio turnover rate                                             82%**          98%         111%         122%          101%
Net assets, end of period (in thousands)                        $    -         $  553       $  299       $  223        $  116
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.70%**        2.83%        2.67%        1.93%         2.23%**
 Net investment income (loss)                                    (1.98)%**      (0.71)%      (0.38)%       0.17%         3.87%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.98%**        1.95%        1.89%        1.93%         2.23%**
 Net investment income (loss)                                    (1.28)%**       0.18%        0.40%        0.17%         3.87%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than one cent per share.
(c) Class R shares ceased operations on February 1, 2007.


32    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies
Pioneer International Value Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Class R shares were first publicly offered on April 1, 2003 and ceased operations on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and are reported net of foreign taxes on capital gains at the applicable country rates.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At November 30, 2006, the Fund had a net capital loss carry forward of $42,042,391 of which the following amounts will expire between 2009 and 2011 if not utilized: $7,295,608 in 2009, $21,765,862 in 2010 and
    $12,980,921 in 2011.

    The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                         2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                       $422,971
  Long-term capital gain                                                       -
                                                                        --------
    Total                                                               $422,971
                                                                        ========
--------------------------------------------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at November 30, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                      $   541,073
  Capital loss carry forward                                         (42,042,391)
  Unrealized appreciation                                             31,633,319
                                                                     -----------
    Total                                                            $(9,867,999)
                                                                     ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $9,687 in underwriting

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    commissions on the sale of Class A shares during the six months ended May 31, 2007.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in Time Deposits, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended May 31, 2007, the management fee was equivalent to a rate of 0.85% of average daily net assets.

Prior to January 1, 2006, the Fund's management fee was 0.95% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of excess over $500 million. Prior to January 1, 2005, the Fund's management fee was 1.00% of the Fund's average daily net assets up to $300 million, 0.85% of the next $200 million and 0.75% of excess over $500 million.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.70%, 2.60% and 2.60%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A and through April 1, 2008 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2007, $14,919 was payable to PIM related to management fees, administrative fees and certain other expenses, and is included in due to affiliates.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $140,603 in transfer agent fees payable to PIMSS at May 31, 2007.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,677 in distribution fees payable to PFD at May 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2007, CDSCs in the amount of $12,782 were paid to PFD.

Prior to September 1, 2006, the Fund charged a 2.0% redemption fee on each class of shares sold within 30 days of purchase. Effective August 31, 2006, this redemption fee is no longer charged.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2007, the Fund's expenses were reduced by $15,227, under such arrangements.

6.  Forward Foreign Currency Contracts

At May 31, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2007, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $753,345 and $756,140, respectively, resulting in a net payable of $2,795.

7.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended, May 31, 2007, the Fund had no borrowings under this agreement.

8.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer International Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

    Trustees                             Officers
    John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
    David R. Bock                        Daniel K. Kingsbury, Executive
    Mary K. Bush                           Vice President
    Margaret B.W. Graham                 Vincent Nave, Treasurer
    Daniel K. Kingsbury                  Dorothy E. Bourassa, Secretary
    Thomas J. Perna
    Marguerite A. Piret
    Stephen K. West
    John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices, account information and transactions 1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.